Organization and principal activities	12 Months Ended
Dec. 31, 2014
Organization and principal activities
Organization and principal activities

1. Organization and principal activities

        The accompanying consolidated financial statements include the financial statements of Perfect World Co., Ltd. (the "Company") and its subsidiaries and VIEs. The Company was incorporated in the Cayman Islands on June 28, 2006. The Company has been listed on the NASDAQ in the United States of America since July 26, 2007. The Company, all the subsidiaries and the VIEs are collectively referred to as the "Group."

        Details of the subsidiaries and VIEs as of December 31, 2014 are described below:

Subsidiaries	Equity interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Software Co., Ltd. ("PW Software")	100%	Beijing, China, August 2006
Perfect Online Holding Limited ("PW Hong Kong")	100%	Hong Kong, China, December 2007
Perfect World Entertainment Inc. ("PW USA")	100%	Delaware, USA, April 2008
Perfect Game Holding Limited ("PW BVI")	100%	British Virgin Islands, October 2008
Perfect Star Co., Ltd. ("PW Malaysia")	100%	Labuan, Malaysia, January 2009
Global InterServ (Caymans) Inc. ("InterServ Caymans")	100%	Cayman Islands, acquired in February 2009
InterServ Information and Technology (Shanghai) Co., Ltd. ("InterServ Shanghai")	100%	Shanghai, China, acquired in February 2009
Chengdu Perfect World Software Co., Ltd. ("Chengdu PW Software"), formerly known as Chengdu InterServ Information and Technology Co., Ltd. ("InterServ Chengdu")	100%	Chengdu, China, acquired in February 2009
Perfect World Interactive Entertainment Co., Ltd. ("PW Interactive")	100%	Cayman Islands, March 2009
Perfect Sky Online Co., Limited ("PW Sky")	100%	Hong Kong, China, May 2009
Perfect Entertainment Zone N.V. ("PW Antilles")	100%	Netherlands Antilles, August 2009
Perfect World Interactive Technology Co., Ltd. ("PW Taiwan")	100%	Taiwan, China, November 2009
Perfect World Universal Coöperatieve U.A. ("PW Universal")	100%	Netherlands, December 2009
Shanghai Perfect World Software Co., Ltd. ("Shanghai PW Software")	100%	Shanghai, China, December 2009
Perfect World Europe B.V. ("PW Europe")	100%	Netherlands, January 2010
C&C Media Co., Ltd. ("C&C Media")	100%	Japan, acquired in April 2010
CCO Co., Ltd. ("CCO")	100%	Japan, acquired in April 2010
Beijing Perfect World Digital Entertainment Software Co., Ltd. ("PW Digital Software")	100%	Beijing, China, April 2010
Runic Games, Inc. ("Runic Games")	74.47%	Delaware, USA, acquired in May 2010
Beijing Perfect World Game Software Co., Ltd. ("PW Game Software")	100%	Beijing, China, August 2010
Cryptic Studios, Inc. ("Cryptic Studios")	100%	California, USA, acquired in August 2011
Happy Moment Holding Limited ("Happy Moment")	100%	British Virgin Islands, August 2011
Happy Fantasy Limited ("Happy Fantasy")	100%	British Virgin Islands, August 2011
Perfect Management Holding Limited ("Perfect Management")	100%	British Virgin Islands, October 2011
Perfect World Korea Co., Ltd. ("PW Korea"), formerly known as NGL Co., Ltd. ("NGL")	100%	Korea, November 2011
Zongheng Limited ("Zongheng Cayman")	70%	Cayman Islands, acquired in January 2012
Perfect World Games Online Limited ("PW Games Online"), formerly known as Zongheng Online LIMITED ("Zongheng Hong Kong")	70%	Hong Kong, China, acquired in January 2012
Huanxiang Zongheng Software Technology Co., Ltd. ("Zongheng Software")	70%	Beijing, China, acquired in January 2012
Perfect Play SDN. BHD. ("Perfect Play")	100%	Labuan, Malaysia, November 2012
Unknown Worlds Entertainment, Inc. ("Unknown Worlds")	60%	California, USA, acquired in February 2013
Perfect World (Thailand) Co., Ltd. ("PW Thailand")	100%	Bangkok, Thailand, September 2013
Perfect World Games (Singapore) Pte. Ltd. ("PW Singapore")	100%	Singapore, June 2014
Fedeen Games Limited ("Fedeen HK")	70%	Hong Kong, China, September 2014
Beijing Perfect World Software Technology Development Co., Ltd. ("PW Software Technology")	100%	Beijing, China, October 2014

VIEs	Economic interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Network Technology Co., Ltd. ("PW Network")	100%	Beijing, China, March 2004
Shanghai Perfect World Network Technology Co., Ltd. ("Shanghai PW Network")	100%	Shanghai, China, November 2008
Chengdu Perfect World Network Technology Co., Ltd. ("Chengdu PW Network")	100%	Chengdu, China, February 2009
Beijing Perfect World Digital Entertainment Co., Ltd. ("PW Digital")	100%	Beijing, China, September 2009
Chengdu Ye Net Science and Technology Development Co., Ltd. ("Ye Net")	100%	Chengdu, China, acquired in January 2011
Hefei Perfect World Network Technology Co., Ltd. ("Hefei PW Network")	100%	Hefei, China, January 2011
Beijing Perfect Moment Network Technology Co., Ltd. ("Perfect Moment"), formerly known as Beijing Perfect Moment Pictures Co., Ltd.	100%	Beijing, China, February 2011
Tianjin Trendsters Investment Co., Ltd. ("Trendsters Investment")	100%	Tianjin, China, November 2011
Beijing Perfect World Digital Technology Co., Ltd. ("PW Digital Technology")	100%	Beijing, China, August 2013
Wuhu Huitian Shengshi Network Technology Co., Ltd. ("Wuhu Huitian")	100%	Wuhu, China, acquired in December 2013
Guangdong Perfect World Educational Investment Co., Ltd. ("PW Educational Investment")	100%	Zhuhai, China, February 2014
Chongqing Perfect World Interactive Technology Co., Ltd. ("Chongqing PW Interactive")	100%	Chongqing, China, April 2014
Fuzhou Online Game Information Technology Co., Ltd. ("Fuzhou Online Game")	100%	Fuzhou, China, acquired in June 2014
Fedeen Games (Shanghai) Co., Ltd. ("Fedeen SH")	66%	Shanghai, China, June 2014
Chongqing MeiQi Interactive Technology Co., Ltd. ("MeiQi Interactive")	51%	Chongqing, China, July 2014
Chongqing Star Entertainment Co., Ltd. ("Star Entertainment")	100%	Chongqing, China, August 2014
Freejoy Technology (Chongqing) Co., Ltd. ("Freejoy Technology")	51%	Chongqing, China, November 2014
Chongqing Enlightron Games Technology Co., Ltd. ("Enlightron Games")	51%	Chongqing, China, November 2014
Tianjin Ledo Interactive Technology Co., Ltd. ("Ledo Interactive TJ")	51%	Tianjin, China, November 2014
Chongqing Zulong Entertainment Technology Co., Ltd. ("Zulong Entertainment")	51%	Chongqing, China, November 2014
Chongqing Superpop Interactive Technology Co., Ltd. ("Superpop Interactive")	51%	Chongqing, China, November 2014
Arc Games Co., Ltd. ("Arc Games")	100%	Tianjin, China, November 2014

        The Group is principally engaged in research, development, operation and licensing of online games. The Group's principal operations and geographic markets are in the People's Republic of China (the "PRC"), United States of America, Europe, Japan, Southeast Asia and Korea.